MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Statements Line Items
MINERAL PROPERTY, PLANT AND EQUIPMENT [Text Block]
9.	MINERAL PROPERTIES, PLANT AND EQUIPMENT

(a)    Mineral properties, plant and equipment comprise:

	Mineral		Machinery &		Transport &
	properties	Plant	equipment	Building	office equipment	Total
Cost
Balance at December 31, 2016	$457,401	$94,871	$61,812	$10,671	$9,595	$634,350
Additions	28,682	3,177	5,386	1,191	2,038	40,474
Disposals	(233)	(27)	(4,354)	-	(1,100)	(5,714)
Balance at December 31, 2017	485,850	98,021	62,844	11,862	10,533	669,110
Additions	30,377	4,480	3,411	482	1,701	40,451
Disposals	-	-	-	-	-	-
Balance at December 31, 2018	$516,227	$102,501	$66,255	$12,344	$12,234	$709,561

Accumulated amortization and impairment
Balance at December 31, 2016	$419,320	$85,563	$46,196	$9,214	$7,819	$568,112
Amortization	12,161	1,672	2,682	188	947	17,650
Disposals	-	(26)	(4,353)	-	(1,089)	(5,468)
Balance at December 31, 2017	431,481	87,209	44,525	9,402	7,677	580,294
Amortization	34,420	1,289	3,288	272	1,221	40,490
Disposals	-	-	-	-	-	-
Balance at December 31, 2018	$465,901	$88,498	$47,813	$9,674	$8,898	$620,784
Net book value
At December 31, 2017	$54,369	$10,812	$18,319	$2,460	$2,856	$88,816
At December 31, 2018	$50,326	$14,003	$18,442	$2,670	$3,336	$88,777

Included in Mineral properties is $11,246 in acquisition costs for exploration and evaluation properties (December 31, 2017 – $11,334).

As of December 31, 2018, the Company has $140 committed to capital equipment purchases.

(b)    Guanaceví, Mexico
In 2005, the Company acquired mining properties and related assets to the Guanacevi silver-gold mines located in the state of Durango, Mexico. Certain concessions in the district retained a 3% net proceeds royalty on future production. In 2018, the Company expensed $926 in royalties on these properties (2017 - $1,022).

These properties and subsequently acquired property concessions in the Guanaceví district are maintained with nominal property tax payments to the Mexican government.

(c)    Bolañitos, Mexico
In 2007, the Company acquired the exploitation contracts, mining properties and related assets to the Bolañitos silver-gold mines located in the northern parts of the Guanajuato and La Luz silver districts in the state of Guanajuato, Mexico.

The Company holds various property concessions in the Guanajuato District that it maintains with nominal property tax payments to the Mexican government

(d)    El Cubo, Mexico
In 2012, the Company acquired the exploitation contracts, mining properties and related assets to the El Cubo silver-gold mine located in the northern parts of the Guanajuato and La Luz silver districts in the state of Guanajuato, Mexico.

The Company holds various property concessions in the Guanajuato District that it maintains with nominal property tax payments to the Mexican government.

(e)    El Compas, Mexico
In 2016, the Company issued 2,147,239 common shares to Canarc Resource Corp. (“Canarc”), a related party company, and assumed Canarc’s obligation to pay an aggregate of 165 troy ounces of gold to Marlin Gold Mining Ltd to acquire a 100% interest in Canarc’s wholly owned subsidiary, Oro Silver Resources Ltd., which owns the El Compas project through its wholly owned Mexican subsidiary, Minera Oro Silver de Mexico SA de CV (“Minera Oro Silver”).

The 3,990 hectare El Compas project located in Zacatecas, Mexico consists of 28 concessions fully permitted for mining with 22 concessions subject to a 1.5% net smelter return royalty and six concessions subject to a 3.0% net smelter return royalty. In 2018, the Company expensed $29 in royalties on these properties (2017 - $Nil).

Minera Oro Silver also holds a five-year operating lease, renewable for an additional five years, on a 500 tonne per day ore processing plant located in Zacatecas, Mexico for a total annual lease cost of 1,632,000 Mexican Pesos (approximately $90), adjusted annually for inflation. At acquisition, the plant was not operational and required significant capital investment to restore to an operational state. During 2018, the Company refurbished and commenced commissioning of the processing plant.

Acquisition of Veta Grande Properties

On April 24, 2017, the Company entered into a definitive agreement with Impact Silver Corp. (“Impact Silver”) to acquire a 100% interest in Impact Silver’s Veta Grande properties, located in the Zacatecas state, Mexico (“the agreement”). On June 5, 2017, Endeavour paid $500 in Endeavour common shares, being 154,321 common shares at $3.24 per share, representing the 10-day volume weighted average closing price of Endeavour’s shares on the New York Stock Exchange (“NYSE”) prior to the date of the agreement.

Acquisition of Calicanto Properties

On July 21, 2016, the Company entered into a definitive agreement with Compania Minera Estrella de Plata SA de CV. (“Compania Minera Estrella”) to acquire a 100% interest, subject to a 3% NSR, in Compania Minera Estrella’s Calicanto properties, located in the Zacatecas state, Mexico. On February 1, 2017, Endeavour completed the purchase with a payment of $400 and in 2018 exercised an option to purchase the 3% NSR for $45

(f)    Terronera, Mexico
In February 2013, the Company acquired a 100% interest in the Terronera project, located in Jalisco, Mexico. The Company is required to pay a 2% NSR royalty on any production from the Terronera properties.

These properties and subsequently acquired property concessions in the Terronera district are maintained with nominal property tax payments to the Mexican government.

(g)    Acquisition of Parral Properties
On September 13, 2016, the Company entered into a definitive agreement with Silver Standard Resources Inc. (“Silver Standard”) to acquire a 100% interest in Silver Standard’s Parral properties, located in the historic silver mining district of Hidalgo de Parral in southern Chihuahua state, Mexico (“the agreement”).

On October 31, 2016, Endeavour paid $5,300 in Endeavour common shares, being 1,198,083 common shares at $4.39 per share, representing the closing price of Endeavour’s shares on the New York Stock Exchange (“NYSE”) prior to the date of closing the acquisition.

In addition, the Company committed to spending $2,000 (completed in 2018) in exploration on two of the properties (the San Patricio and La Palmilla properties) over the two-year period following the closing of the transaction. Upon completing this exploration expenditure, Endeavour has one year to deliver a National Instrument 43-101 (“NI 43-101”) technical report, including a resource estimate, and issue an additional $200 in common shares to Silver Standard for each one million ounces of silver delineated in measured and indicated resources on the San Patricio and La Palmilla properties, based on the 10-day average closing price of Endeavour’s common shares on the NYSE prior to the earlier of delivery of the NI 43-101 report and the third anniversary of the initial closing date under the Agreement. Silver Standard will also retain a 1% net smelter returns royalty on production from the San Patricio and La Palmilla properties. As of December 31, 2018, the Company has reported an insignificant amount of measured and indicated resources on the San Patricio and La Palmilla properties.

(h)    Guadalupe Y Calvo, Mexico
In 2012, the Company acquired the Guadalupe Y Calvo exploration project in Chihuahua, Mexico.

In 2014, the Company acquired the La Bufa exploration property, which is adjacent to the Company’s Guadalupe y Calvo exploration property in Chihuahua, Mexico. The property is subject to a 2% net smelter return (“NSR”) royalty on mineral production.
These properties and subsequently acquired property concessions acquired by the Company in the district are maintained with nominal property tax payments to the Mexican government.

(i)    Mineral property contingencies
The Company has entered into other non-material option agreements on exploration properties in Mexico and Chile.

Management believes the Company has diligently investigated rights of ownership of all its mineral properties to a level which is acceptable by prevailing industry standards with respect to the current stage of development of each property in which it has an interest and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing. However, all properties may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.